Annual Total Returns[BarChart] - Victory Global Energy Transition Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.31%)	6.10%	(0.60%)	(22.84%)	(38.17%)	53.13%	1.02%	(45.81%)	(24.49%)	27.35%